Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Share capital	Other reserves	Fair value adjustments on equity investments		Actuarial gains/(losses) from defined benefit plans	Cumulative currency translation effects	Total value adjustments [1]	Total	Non-controlling interests
Beginning balance at Dec. 31, 2022		$ 19,677	$ 20	$ 19,673	$ (33)		$ 67	$ (50)	$ (16)	$ 19,677	$ 0
Net income		974		974						974
Other comprehensive income/(loss)		(10)			(5)		(30)	25	(10)	(10)
Total comprehensive income		964		974	(5)		(30)	25	(10)	964	0
Dividends		(117)		(117)						(117)
Equity-based compensation		86		86						86
Other movements	[2]	14		8	6				6	14
Total other movements		(17)		(23)	6	[1]			6	(17)	0
Ending balance at Dec. 31, 2023		20,624	20	20,624	(32)		37	(25)	(20)	20,624	0
Net income		1,018		1,018						1,018
Other comprehensive income/(loss)		(66)			36		14	(116)	(66)	(66)
Total comprehensive income		952		1,018	36		14	(116)	(66)	952	0
Dividends		(131)		(131)						(131)
Equity-based compensation		110		110						110
Other movements	[2]	(2)		67	(69)				(69)	(2)
Total other movements		(23)		46	(69)				(69)	(23)	0
Ending balance at Dec. 31, 2024		21,553	20	21,688	(65)		51	(141)	(155)	21,553	0
Net income		980		980						980
Other comprehensive income/(loss)		209			27		6	176	209	209
Total comprehensive income		1,189		980	27		6	176	209	1,189	0
Dividends		(168)		(168)						(168)
Acquisition of treasury shares		(682)		(682)						(682)
Equity-based compensation		116		116						116
Initial recognition of non-controlling interests		27									27
Changes in non-controlling interests		(26)									(26)
Other movements	[2]	26		36	(10)				(10)	26
Total other movements		(707)		(698)	(10)				(10)	(708)	1
Ending balance at Dec. 31, 2025		$ 22,035	$ 20	$ 21,970	$ (48)		$ 57	$ 35	$ 44	$ 22,034	$ 1

[1]	"Total value adjustments" are presented net of the corresponding tax effects.
[2]	Activity includes hyperinflationary accounting (see Note 2). The year ended December 31, 2025 also includes reversals of previously-recognized deferred taxes and reclassifications to Other reserves related to the settlements of equity investments. The year ended December 31, 2024 also includes reclassifications to Other reserves related to the transfer of an equity investment to an investment in associated company and the settlement of an equity investment. The year ended December 31, 2023 also includes a reclassification to Other reserves related to the sale of an equity investment.